Prepayments (Tables)	12 Months Ended
Jun. 30, 2026
Schedule Of Prepayments
Schedule of prepayments

	2026 USD	2025 USD
Advance annual maintenance contract costs — current contract year	4,303,446	–
Advance annual maintenance contract costs — following contract year	2,124,207	–
Advance annual maintenance contract costs — earlier contract years	1,054,293	–
Advance annual maintenance contract costs — VIS international sub-group	31,528	–
Advances to vendors for goods and services not yet delivered	831,498	–
Prepaid insurance	126,589	–
Other prepaid expenses	926,451	2,904
	9,398,012	2,904